Organization - Summary of Assets and Liabilities of VIE's in Consolidated Balance Sheets (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 2,912,901,189	$ 423,663,906	¥ 803,270,815		¥ 44,989,215
Restricted cash	298,900,155	43,473,224	10,060,360		1,010,998
Short-term investments	265,869,717	38,669,147	62,380,000
Accounts receivable, net	86,513,830	12,582,915	85,595,207
Financing receivables, net	5,420,617	788,396	832,052
Finance leasing receivable - current, net	1,123,703,618	163,435,913
Short-term amounts due from related parties			1,253,833
Prepaid expenses and other current assets	61,272,518	8,911,718	144,858,222
Total current assets	4,754,581,644	691,525,219	1,108,250,489
Restricted cash	668,627,618	97,247,854	319,352,347
Long-term investments	292,099,059	42,484,046	191,002,602
Equity method investments	1,448,416	210,663	165,659,951
Goodwill	145,063,857	21,098,663	0	$ 0
Property and equipment, net	18,286,218	2,659,620	9,751,738
Intangible assets	1,693,407	246,296	1,701,770
Deferred tax assets	100,194,993	14,572,757	67,774,187
Long-term amounts due from related parties			122,383,094
Finance lease receivables - non-current, net	1,282,457,409	186,525,694
Other non-current assets	36,687,583	5,335,988	10,991,399
Total non-current assets	2,546,558,560	370,381,581	888,617,088
Total assets	7,301,140,204	1,061,906,800	1,996,867,577
Short-term debts	660,000,000	95,993,020
Long-term debts - current	467,194,051	67,950,556
Accrued expenses and other current liabilities	211,458,501	30,755,363	328,522,735
Short-term amounts due to related parties			5,525,000
Risk assurance liabilities	173,210,363	25,192,402	129,935,457	$ 18,898,328	¥ 149,787,763
Income tax payable	53,517,717	7,783,829	62,320,855
Total current liabilities	1,565,380,632	227,675,170	526,304,047
Long-term debts	472,793,340	68,764,939	175,000,000
Other non-current liabilities	7,599,404	1,105,290	35,555,908
Total non-current liabilities	480,392,744	69,870,229	210,555,908
Total liabilities	2,045,773,376	297,545,399	736,859,955
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,364,431,913	198,448,391	803,270,815
Restricted cash	10,129,155	1,473,224	10,060,360
Short-term investments	264,515,717	38,472,215	62,380,000
Accounts receivable, net	86,513,830	12,582,915	85,595,207
Financing receivables, net	5,420,616	788,396	832,052
Finance leasing receivable - current, net	1,123,703,618	163,435,913
Short-term amounts due from related parties			1,253,833
Prepaid expenses and other current assets	51,615,114	7,507,107	144,858,222
Total current assets	2,906,329,963	422,708,161	1,108,250,489
Restricted cash	668,627,618	97,247,854	319,352,347
Long-term investments	292,099,059	42,484,046	191,002,602
Equity method investments	1,448,416	210,663	165,659,951
Goodwill	109,028,947	15,857,603
Property and equipment, net	18,286,218	2,659,620	9,751,738
Intangible assets	1,693,407	246,296	1,701,770
Deferred tax assets	100,194,993	14,572,757	67,774,187
Long-term amounts due from related parties			122,383,094
Finance lease receivables - non-current, net	1,282,457,409	186,525,694
Other non-current assets	36,687,583	5,335,988	10,991,399
Total non-current assets	2,510,523,650	365,140,521	888,617,088
Total assets	5,416,853,613	787,848,682	1,996,867,577
Short-term debts	660,000,000	95,993,020
Long-term debts - current	467,194,051	67,950,556
Accrued expenses and other current liabilities	211,457,982	30,755,288	328,522,735
Short-term amounts due to related parties			5,525,000
Risk assurance liabilities	173,210,363	25,192,402	129,935,457
Income tax payable	53,517,717	7,783,829	62,320,855
Total current liabilities	1,565,380,113	227,675,095	526,304,047
Long-term debts	472,793,340	68,764,939	175,000,000
Other non-current liabilities	7,599,404	1,105,290	35,555,908
Total non-current liabilities	480,392,744	69,870,229	210,555,908
Total liabilities	¥ 2,045,772,857	$ 297,545,324	¥ 736,859,955